RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Property operating costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property operating costs
Property operating costs	$ 97,153	$ 86,012
Non-recoverable from tenants:
Property operating costs
Property taxes and utilities	1,196	1,230
Property insurance	735	694
Repairs and maintenance	413	427
Property management fees	390	378
Other	699	459
Property operating costs	3,433	3,188
Recoverable from tenants:
Property operating costs
Property taxes and utilities	66,875	58,752
Property insurance	7,475	7,396
Repairs and maintenance	12,665	10,441
Property management fees	5,473	5,038
Other	1,232	1,197
Property operating costs	$ 93,720	$ 82,824